Consolidating Guarantor Financial Information	12 Months Ended
Dec. 31, 2012
Consolidating Guarantor Financial Information [Abstract]
Consolidating Guarantor Financial Information
Consolidating Guarantor Financial Information
The 4.625% Notes, the 5.875% Notes and the 6.625% Notes (collectively, the "Notes") were issued by Celanese US (the "Issuer") and are guaranteed by Celanese Corporation (the "Parent Guarantor") and the Subsidiary Guarantors (Note 13). The Issuer and Subsidiary Guarantors are 100% owned subsidiaries of the Parent Guarantor. The Parent Guarantor and Subsidiary Guarantors have guaranteed the Notes fully and unconditionally and jointly and severally.
For cash management purposes, the Company transfers cash between Parent Guarantor, Issuer, Subsidiary Guarantors and non-guarantors through intercompany financing arrangements, contributions or declaration of dividends between the respective parent and its subsidiaries. The transfer of cash under these activities facilitates the ability of the recipient to make specified third-party payments for principal and interest on the Company's outstanding debt, Common Stock dividends and Common Stock repurchases. The consolidating statements of cash flow for the years ended December 31, 2012, 2011 and 2010 present such intercompany financing activities, contributions and dividends consistent with how such activity would be presented in a stand-alone statement of cash flows. Previously, the Company presented such activity within the category where the ultimate use of cash to third parties was presented in the consolidated statements of cash flow. Prior amounts have been revised to conform to the current presentation.
The Company has not presented separate financial information and other disclosures for each of its Subsidiary Guarantors because it believes such financial information and other disclosures would not provide investors with any additional information that would be material in evaluating the sufficiency of the guarantees.
The consolidating financial information for the Parent Guarantor, the Issuer, the Subsidiary Guarantors and the non-guarantors are as follows:
CELANESE CORPORATION AND SUBSIDIARIES
CONSOLIDATING STATEMENT OF OPERATIONS

	Year Ended December 31, 2012
	Parent Guarantor	Issuer	Subsidiary Guarantors	Non- Guarantors	Eliminations	Consolidated
	As Adjusted (Note 2)
	(In $ millions)
Net sales	—	—	2,692	4,829	(1,103)	6,418
Cost of sales	—	—	(1,906)	(4,423)	1,092	(5,237)
Gross profit	—	—	786	406	(11)	1,181
Selling, general and administrative expenses	—	—	(440)	(390)	—	(830)
Amortization of intangible assets	—	—	(18)	(33)	—	(51)
Research and development expenses	—	—	(74)	(30)	—	(104)
Other (charges) gains, net	—	—	17	(22)	(9)	(14)
Foreign exchange gain (loss), net	—	—	—	(4)	—	(4)
Gain (loss) on disposition of businesses and assets, net	—	—	(1)	(2)	—	(3)
Operating profit (loss)	—	—	270	(75)	(20)	175
Equity in net earnings (loss) of affiliates	369	473	199	201	(1,000)	242
Interest expense	—	(198)	(42)	(73)	128	(185)
Refinancing expense	—	(3)	—	—	—	(3)
Interest income	—	59	65	6	(128)	2
Dividend income - cost investments	—	—	—	85	—	85
Other income (expense), net	—	—	(10)	15	—	5
Earnings (loss) from continuing operations before tax	369	331	482	159	(1,020)	321
Income tax (provision) benefit	3	38	(16)	15	15	55
Earnings (loss) from continuing operations	372	369	466	174	(1,005)	376
Earnings (loss) from operation of discontinued operations	—	—	(5)	(1)	—	(6)
Gain (loss) on disposition of discontinued operations	—	—	—	—	—	—
Income tax (provision) benefit from discontinued operations	—	—	2	—	—	2
Earnings (loss) from discontinued operations	—	—	(3)	(1)	—	(4)
Net earnings (loss)	372	369	463	173	(1,005)	372
Net (earnings) loss attributable to noncontrolling interests	—	—	—	—	—	—
Net earnings (loss) attributable to Celanese Corporation	372	369	463	173	(1,005)	372
CELANESE CORPORATION AND SUBSIDIARIES
CONSOLIDATING STATEMENT OF OPERATIONS

	Year Ended December 31, 2011
	Parent Guarantor	Issuer	Subsidiary Guarantors	Non- Guarantors	Eliminations	Consolidated
	As Adjusted (Note 2)
	(In $ millions)
Net sales	—	—	2,572	5,240	(1,049)	6,763
Cost of sales	—	—	(1,861)	(4,510)	1,025	(5,346)
Gross profit	—	—	711	730	(24)	1,417
Selling, general and administrative expenses	—	—	(402)	(403)	—	(805)
Amortization of intangible assets	—	—	(17)	(45)	—	(62)
Research and development expenses	—	—	(67)	(31)	—	(98)
Other (charges) gains, net	—	—	23	(71)	—	(48)
Foreign exchange gain (loss), net	—	—	—	—	—	—
Gain (loss) on disposition of businesses and assets, net	—	—	(1)	—	(1)	(2)
Operating profit (loss)	—	—	247	180	(25)	402
Equity in net earnings (loss) of affiliates	425	590	165	166	(1,154)	192
Interest expense	—	(217)	(41)	(41)	78	(221)
Refinancing expense	—	(3)	—	—	—	(3)
Interest income	—	23	48	10	(78)	3
Dividend income - cost investments	—	—	—	80	—	80
Other income (expense), net	—	—	(39)	53	—	14
Earnings (loss) from continuing operations before tax	425	393	380	448	(1,179)	467
Income tax (provision) benefit	2	32	(49)	(35)	9	(41)
Earnings (loss) from continuing operations	427	425	331	413	(1,170)	426
Earnings (loss) from operation of discontinued operations	—	—	3	(1)	—	2
Gain (loss) on disposition of discontinued operations	—	—	—	—	—	—
Income tax (provision) benefit from discontinued operations	—	—	(1)	—	—	(1)
Earnings (loss) from discontinued operations	—	—	2	(1)	—	1
Net earnings (loss)	427	425	333	412	(1,170)	427
Net (earnings) loss attributable to noncontrolling interests	—	—	—	—	—	—
Net earnings (loss) attributable to Celanese Corporation	427	425	333	412	(1,170)	427
CELANESE CORPORATION AND SUBSIDIARIES
CONSOLIDATING STATEMENT OF OPERATIONS

	Year Ended December 31, 2010
	Parent Guarantor	Issuer	Subsidiary Guarantors	Non- Guarantors	Eliminations	Consolidated
	As Adjusted (Note 2)
	(In $ millions)
Net sales	—	—	2,277	4,570	(929)	5,918
Cost of sales	—	—	(1,712)	(3,980)	942	(4,750)
Gross profit	—	—	565	590	13	1,168
Selling, general and administrative expenses	—	—	(258)	(340)	—	(598)
Amortization of intangible assets	—	—	(14)	(47)	—	(61)
Research and development expenses	—	—	(43)	(27)	—	(70)
Other (charges) gains, net	—	—	68	(114)	—	(46)
Foreign exchange gain (loss), net	—	—	—	(3)	—	(3)
Gain (loss) on disposition of businesses and assets, net	—	—	3	5	—	8
Operating profit (loss)	—	—	321	64	13	398
Equity in net earnings (loss) of affiliates	342	486	153	126	(939)	168
Interest expense	—	(173)	(38)	(46)	53	(204)
Refinancing expense	—	(16)	—	—	—	(16)
Interest income	—	21	30	9	(53)	7
Dividend income - cost investments	—	—	—	73	—	73
Other income (expense), net	(27)	2	(52)	84	—	7
Earnings (loss) from continuing operations before tax	315	320	414	310	(926)	433
Income tax (provision) benefit	(3)	22	(59)	(30)	(2)	(72)
Earnings (loss) from continuing operations	312	342	355	280	(928)	361
Earnings (loss) from operation of discontinued operations	—	—	(78)	(2)	—	(80)
Gain (loss) on disposition of discontinued operations	—	—	2	—	—	2
Income tax (provision) benefit from discontinued operations	—	—	28	1	—	29
Earnings (loss) from discontinued operations	—	—	(48)	(1)	—	(49)
Net earnings (loss)	312	342	307	279	(928)	312
Net (earnings) loss attributable to noncontrolling interests	—	—	—	—	—	—
Net earnings (loss) attributable to Celanese Corporation	312	342	307	279	(928)	312

CELANESE CORPORATION AND SUBSIDIARIES
CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

	Year Ended December 31, 2012
	Parent Guarantor	Issuer	Subsidiary Guarantors	Non- Guarantors	Eliminations	Consolidated
	As Adjusted (Note 2)
	(In $ millions)
Net earnings (loss)	372	369	463	173	(1,005)	372
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on marketable securities	—	—	—	—	—	—
Foreign currency translation	5	5	(12)	1	6	5
Unrealized gain (loss) on interest rate swaps	7	7	(1)	3	(9)	7
Pension and postretirement benefits	(11)	(11)	(2)	(11)	24	(11)
Total other comprehensive income (loss), net of tax	1	1	(15)	(7)	21	1
Total comprehensive income (loss), net of tax	373	370	448	166	(984)	373
Comprehensive (income) loss attributable to noncontrolling interests	—	—	—	—	—	—
Comprehensive income (loss) attributable to Celanese Corporation	373	370	448	166	(984)	373
CELANESE CORPORATION AND SUBSIDIARIES
CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

	Year Ended December 31, 2011
	Parent Guarantor	Issuer	Subsidiary Guarantors	Non- Guarantors	Eliminations	Consolidated
	As Adjusted (Note 2)
	(In $ millions)
Net earnings (loss)	427	425	333	412	(1,170)	427
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on marketable securities	—	—	—	—	—	—
Foreign currency translation	(27)	(27)	(6)	6	27	(27)
Unrealized gain (loss) on interest rate swaps	27	27	1	1	(29)	27
Pension and postretirement benefits	—	—	(2)	2	—	—
Total other comprehensive income (loss), net of tax	—	—	(7)	9	(2)	—
Total comprehensive income (loss), net of tax	427	425	326	421	(1,172)	427
Comprehensive (income) loss attributable to noncontrolling interests	—	—	—	—	—	—
Comprehensive income (loss) attributable to Celanese Corporation	427	425	326	421	(1,172)	427
CELANESE CORPORATION AND SUBSIDIARIES
CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

	Year Ended December 31, 2010
	Parent Guarantor	Issuer	Subsidiary Guarantors	Non- Guarantors	Eliminations	Consolidated
	As Adjusted (Note 2)
	(In $ millions)
Net earnings (loss)	312	342	307	279	(928)	312
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on marketable securities	(1)	(1)	(1)	—	2	(1)
Foreign currency translation	37	37	37	(10)	(64)	37
Unrealized gain (loss) on interest rate swaps	17	17	—	(4)	(13)	17
Pension and postretirement benefits	2	2	—	2	(4)	2
Total other comprehensive income (loss), net of tax	55	55	36	(12)	(79)	55
Total comprehensive income (loss), net of tax	367	397	343	267	(1,007)	367
Comprehensive (income) loss attributable to noncontrolling interests	—	—	—	—	—	—
Comprehensive income (loss) attributable to Celanese Corporation	367	397	343	267	(1,007)	367

CELANESE CORPORATION AND SUBSIDIARIES
CONSOLIDATING BALANCE SHEET

	As of December 31, 2012
	Parent Guarantor	Issuer	Subsidiary Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In $ millions)
ASSETS
Current Assets
Cash and cash equivalents	10	—	275	674	—	959
Trade receivables - third party and affiliates	—	—	340	653	(166)	827
Non-trade receivables, net	31	444	1,754	484	(2,504)	209
Inventories, net	—	—	196	589	(74)	711
Deferred income taxes	—	—	62	8	(21)	49
Marketable securities, at fair value	—	—	52	1	—	53
Other assets	—	5	15	27	(16)	31
Total current assets	41	449	2,694	2,436	(2,781)	2,839
Investments in affiliates	1,692	3,437	1,579	570	(6,478)	800
Property, plant and equipment, net	—	—	813	2,537	—	3,350
Deferred income taxes	—	5	509	92	—	606
Other assets	—	1,927	132	414	(2,010)	463
Goodwill	—	—	305	472	—	777
Intangible assets, net	—	—	69	96	—	165
Total assets	1,733	5,818	6,101	6,617	(11,269)	9,000
LIABILITIES AND EQUITY
Current Liabilities
Short-term borrowings and current installments of long-term debt - third party and affiliates	—	1,584	208	159	(1,783)	168
Trade payables - third party and affiliates	—	—	269	546	(166)	649
Other liabilities	—	40	267	475	(307)	475
Deferred income taxes	—	21	—	25	(21)	25
Income taxes payable	—	—	419	73	(454)	38
Total current liabilities	—	1,645	1,163	1,278	(2,731)	1,355
Noncurrent Liabilities
Long-term debt	—	2,467	872	1,597	(2,006)	2,930
Deferred income taxes	—	—	—	50	—	50
Uncertain tax positions	3	6	23	149	—	181
Benefit obligations	—	—	1,362	240	—	1,602
Other liabilities	—	8	101	1,055	(12)	1,152
Total noncurrent liabilities	3	2,481	2,358	3,091	(2,018)	5,915
Total Celanese Corporation stockholders’ equity	1,730	1,692	2,580	2,248	(6,520)	1,730
Noncontrolling interests	—	—	—	—	—	—
Total equity	1,730	1,692	2,580	2,248	(6,520)	1,730
Total liabilities and equity	1,733	5,818	6,101	6,617	(11,269)	9,000
CELANESE CORPORATION AND SUBSIDIARIES
CONSOLIDATING BALANCE SHEET

	As of December 31, 2011
	Parent Guarantor	Issuer	Subsidiary Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In $ millions)
ASSETS
Current Assets
Cash and cash equivalents	—	—	133	549	—	682
Trade receivables - third party and affiliates	—	—	297	694	(120)	871
Non-trade receivables, net	29	383	1,651	562	(2,390)	235
Inventories, net	—	—	187	590	(65)	712
Deferred income taxes	—	—	103	17	(16)	104
Marketable securities, at fair value	—	—	64	—	—	64
Other assets	—	6	18	45	(34)	35
Total current assets	29	389	2,453	2,457	(2,625)	2,703
Investments in affiliates	1,315	2,978	1,530	535	(5,534)	824
Property, plant and equipment, net	—	—	735	2,534	—	3,269
Deferred income taxes	—	17	382	22	—	421
Other assets	—	1,903	132	296	(1,987)	344
Goodwill	—	—	298	462	—	760
Intangible assets, net	—	—	69	128	—	197
Total assets	1,344	5,287	5,599	6,434	(10,146)	8,518
LIABILITIES AND EQUITY
Current Liabilities
Short-term borrowings and current installments of long-term debt - third party and affiliates	—	1,492	176	131	(1,655)	144
Trade payables - third party and affiliates	—	—	258	535	(120)	673
Other liabilities	—	63	353	506	(383)	539
Deferred income taxes	—	16	—	17	(16)	17
Income taxes payable	—	—	384	35	(407)	12
Total current liabilities	—	1,571	1,171	1,224	(2,581)	1,385
Noncurrent Liabilities
Long-term debt	—	2,372	834	1,650	(1,983)	2,873
Deferred income taxes	—	—	—	92	—	92
Uncertain tax positions	3	16	27	136	—	182
Benefit obligations	—	—	1,346	146	—	1,492
Other liabilities	—	13	99	1,055	(14)	1,153
Total noncurrent liabilities	3	2,401	2,306	3,079	(1,997)	5,792
Total Celanese Corporation stockholders’ equity	1,341	1,315	2,122	2,131	(5,568)	1,341
Noncontrolling interests	—	—	—	—	—	—
Total equity	1,341	1,315	2,122	2,131	(5,568)	1,341
Total liabilities and equity	1,344	5,287	5,599	6,434	(10,146)	8,518

CELANESE CORPORATION AND SUBSIDIARIES
CONSOLIDATING STATEMENT OF CASH FLOWS

	Year Ended December 31, 2012
	Parent Guarantor	Issuer	Subsidiary Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In $ millions)
Net cash provided by (used in) operating activities	7	(100)	396	489	(70)	722
Investing Activities
Capital expenditures on property, plant and equipment	—	—	(170)	(191)	—	(361)
Acquisitions, net of cash acquired	—	—	(23)	—	—	(23)
Proceeds from sale of businesses and assets, net	—	—	1	—	—	1
Deferred proceeds from Kelsterbach plant relocation	—	—	—	—	—	—
Capital expenditures related to Kelsterbach plant relocation	—	—	—	(49)	—	(49)
Return of capital from subsidiary	—	—	—	—	—	—
Contributions to subsidiary	—	—	(3)	—	3	—
Intercompany loan receipts (disbursements)	—	5	(53)	—	48	—
Other, net	—	—	(9)	(59)	—	(68)
Net cash provided by (used in) investing activities	—	5	(257)	(299)	51	(500)
Financing Activities
Short-term borrowings (repayments), net	—	53	5	(3)	(53)	2
Proceeds from short-term borrowings	—	—	—	71	—	71
Repayments of short-term borrowings	—	—	—	(71)	—	(71)
Proceeds from long-term debt	—	500	50	—	—	550
Repayments of long-term debt	—	(414)	(10)	(70)	5	(489)
Refinancing costs	—	(9)	—	—	—	(9)
Purchases of treasury stock, including related fees	(45)	—	—	—	—	(45)
Dividends to parent	—	(35)	(35)	—	70	—
Contributions from parent	—	—	—	3	(3)	—
Stock option exercises	62	—	—	—	—	62
Series A common stock dividends	(43)	—	—	—	—	(43)
Preferred stock dividends	—	—	—	—	—	—
Return of capital to parent	—	—	—	—	—	—
Other, net	29	—	(7)	(1)	—	21
Net cash provided by (used in) financing activities	3	95	3	(71)	19	49
Exchange rate effects on cash and cash equivalents	—	—	—	6	—	6
Net increase (decrease) in cash and cash equivalents	10	—	142	125	—	277
Cash and cash equivalents as of beginning of period	—	—	133	549	—	682
Cash and cash equivalents as of end of period	10	—	275	674	—	959
CELANESE CORPORATION AND SUBSIDIARIES
CONSOLIDATING STATEMENT OF CASH FLOWS

	Year Ended December 31, 2011
	Parent Guarantor	Issuer	Subsidiary Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In $ millions)
Net cash provided by (used in) operating activities	41	(127)	446	368	(90)	638
Investing Activities
Capital expenditures on property, plant and equipment	—	—	(145)	(204)	—	(349)
Acquisitions, net of cash acquired	—	—	(8)	—	—	(8)
Proceeds from sale of businesses and assets, net	—	—	1	5	—	6
Deferred proceeds from Kelsterbach plant relocation	—	—	—	159	—	159
Capital expenditures related to Kelsterbach plant relocation	—	—	—	(204)	—	(204)
Return of capital from subsidiary	—	100	—	—	(100)	—
Contributions to subsidiary	—	(100)	—	—	100	—
Intercompany loan receipts (disbursements)	—	5	(307)	—	302	—
Other, net	—	—	(15)	(30)	—	(45)
Net cash provided by (used in) investing activities	—	5	(474)	(274)	302	(441)
Financing Activities
Short-term borrowings (repayments), net	—	307	(5)	(8)	(307)	(13)
Proceeds from short-term borrowings	—	—	—	70	—	70
Repayments of short-term borrowings	—	—	—	(73)	—	(73)
Proceeds from long-term debt	—	400	—	11	—	411
Repayments of long-term debt	—	(532)	(9)	(55)	5	(591)
Refinancing costs	—	(8)	—	—	—	(8)
Purchases of treasury stock, including related fees	(31)	—	—	—	—	(31)
Dividends to parent	—	(45)	(45)	—	90	—
Contributions from parent	—	—	100	—	(100)	—
Stock option exercises	20	—	—	—	—	20
Series A common stock dividends	(34)	—	—	—	—	(34)
Preferred stock dividends	—	—	—	—	—	—
Return of capital to parent	—	—	—	(100)	100	—
Other, net	4	—	(8)	—	—	(4)
Net cash provided by (used in) financing activities	(41)	122	33	(155)	(212)	(253)
Exchange rate effects on cash and cash equivalents	—	—	—	(2)	—	(2)
Net increase (decrease) in cash and cash equivalents	—	—	5	(63)	—	(58)
Cash and cash equivalents as of beginning of period	—	—	128	612	—	740
Cash and cash equivalents as of end of period	—	—	133	549	—	682
CELANESE CORPORATION AND SUBSIDIARIES
CONSOLIDATING STATEMENT OF CASH FLOWS

	Year Ended December 31, 2010
	Parent Guarantor	Issuer	Subsidiary Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In $ millions)
Net cash provided by (used in) operating activities	44	(38)	173	445	(172)	452
Investing Activities
Capital expenditures on property, plant and equipment	—	—	(88)	(113)	—	(201)
Acquisitions, net of cash acquired	—	—	(46)	—	—	(46)
Proceeds from sale of businesses and assets, net	—	—	4	22	—	26
Deferred proceeds from Kelsterbach plant relocation	—	—	—	—	—	—
Capital expenditures related to Kelsterbach plant relocation	—	—	—	(312)	—	(312)
Return of capital from subsidiary	—	—	—	—	—	—
Contributions to subsidiary	—	—	—	—	—	—
Intercompany loan receipts (disbursements)	—	5	(337)	—	332	—
Other, net	—	—	(6)	(21)	—	(27)
Net cash provided by (used in) investing activities	—	5	(473)	(424)	332	(560)
Financing Activities
Short-term borrowings (repayments), net	—	370	3	(34)	(370)	(31)
Proceeds from short-term borrowings	—	—	—	70	—	70
Repayments of short-term borrowings	—	—	—	(55)	—	(55)
Proceeds from long-term debt	—	600	—	—	—	600
Repayments of long-term debt	—	(827)	(7)	(101)	38	(897)
Refinancing costs	—	(24)	—	—	—	(24)
Purchases of treasury stock, including related fees	(48)	—	—	—	—	(48)
Dividends to parent	—	(86)	(86)	—	172	—
Contributions from parent	—	—	—	—	—	—
Stock option exercises	14	—	—	—	—	14
Series A common stock dividends	(28)	—	—	—	—	(28)
Preferred stock dividends	(3)	—	—	—	—	(3)
Return of capital to parent	—	—	—	—	—	—
Other, net	16	—	(2)	—	—	14
Net cash provided by (used in) financing activities	(49)	33	(92)	(120)	(160)	(388)
Exchange rate effects on cash and cash equivalents	—	—	—	(18)	—	(18)
Net increase (decrease) in cash and cash equivalents	(5)	—	(392)	(117)	—	(514)
Cash and cash equivalents as of beginning of period	5	—	520	729	—	1,254
Cash and cash equivalents as of end of period	—	—	128	612	—	740